Property, Plant and Equipment	12 Months Ended
Mar. 31, 2021
Disclosure Of Property Plant And Equipment [Abstract]
Property, plant and equipment
7.	Property, plant and equipment:

		Building	Laboratory,	Furniture
		and building	R&D and plant	and office	Computer
	Land	components	equipment	equipment	equipment	Total

Cost:

Balance at March 31, 2019	$228,630	$25,453,898	$32,067,665	$446,143	$472,671	$58,669,007
Additions through a business acquisition (note 4)	—	1,161,182	683,498	89,288	2,606	1,936,574
Additions	—	5,488,474	8,229,923	74,902	172,657	13,965,956
Disposals	—	—	(12,145)	—	(2,788)	(14,933)
Effect of movements in exchange rates	—	81,288	45,957	6,251	182	133,678
Balance at March 31, 2020	228,630	32,184,842	41,014,898	616,584	645,328	74,690,282

Additions through a business acquisition (note 4)	—	—	68,502	80,067	29,919	178,488
Additions	—	1,399,237	5,128,064	37,586	199,762	6,764,649
Disposals	—	—	—	(40,692)	—	(40,692)
Effect of movements in exchange rates	—	(295,910)	(254,950)	(15,639)	(4,645)	(571,144)
Balance at March 31, 2021	$228,630	$33,288,169	$45,956,514	$677,906	$870,364	$81,021,583

Accumulated depreciation:

Balance at March 31, 2019	—	4,223,425	6,778,252	326,304	317,053	11,645,034
Disposals	—	—	(361)	—	(407)	(768)
Depreciation for the year	—	872,351	2,023,525	38,952	70,189	3,005,017
Effect of movements in exchange rates	—	1,920	9,515	773	217	12,425
Balance at March 31, 2020	—	5,097,696	8,810,931	366,029	387,052	14,661,708

Disposals	—	—	—	—	—	—
Depreciation for the year	—	918,208	2,903,021	32,877	125,722	3,979,828
Accelerated depreciation for the year	—	—	1,258,221	—	—	1,258,221
Impairments for the year	—	715,391	13,450,631	34,418	11,233	14,211,673
Effect of movements in exchange rates	—	(739)	(2,713)	(56)	(27)	(3,535)
Balance at March 31, 2021	$–	$6,730,556	$26,420,091	$433,268	$523,980	$34,107,895

Net carrying amounts:

March 31, 2020	$228,630	$27,087,146	$32,203,967	$250,555	$258,276	$60,028,574
March 31, 2021	228,630	26,557,613	19,536,423	244,638	346,384	46,913,688

From the balance of property, plant and equipment (“PPE”), no amount (2020 - $8,263,652) represented assets which are not yet in service as at March 31, 2021.

As a result of Neptune’s transition into a Consumer Packaged Good (“CPG”) company, the Corporation tested its property, plant and equipment related to its cannabis processing business for impairment.    As of March 31, 2021, certain equipment was no longer expected to be used. The fair value has been estimated to $1,854,000 based on comparable transactions and market data (level 3) and the carrying amount of the Phase 3 equipment is $14,067,176.  Consequently, an impairment loss of $12,213,176 is recognized as at March 31, 2021 on the consolidated statement of loss and comprehensive loss, under impairment loss related to property, plant and equipment.

During the year ended March 31, 2021, the Corporation impaired $1,998,497 of property, plant, and equipment related to the SugarLeaf CGU (refer to note 9). Subsequent to the impairment, the Corporation revised the useful life of certain plant equipment and as a result an amount of $1,258,221 accelerated amortization for this property, plant and equipment was recorded.

Depreciation expense has been recorded in the following accounts in the consolidated statements of loss and comprehensive loss:

	Years ended
	March 31,	March 31,
	2021	2020

Cost of sales	$3,229,331	$2,755,243
Research and development expenses	—	—
Selling, general and administrative expenses	2,008,718	249,774
	$5,238,049	$3,005,017